ETFB Green SRI REITs ETF
Schedule of Investments
January 31, 2026 (Unaudited)

COMMON STOCKS - 97.2%	Shares	Value
Australia - 9.1%
Arena REIT	12,190	$30,316
Charter Hall Social Infrastructure REIT	11,910	24,280
Cromwell Property Group	52,052	14,951
Dexus Industria REIT	13,422	24,071
Mirvac Group	50,498	70,753
Stockland	93,764	354,049
Vicinity Ltd.	146,773	252,942
		771,362

Luxembourg - 1.5%
Shurgard Self Storage Ltd.	3,424	124,645

New Zealand - 0.2%
Goodman Property Trust	12,594	14,740

Singapore - 4.1%
AIMS APAC REIT	53,539	63,285
Keppel DC REIT	156,287	280,799
		344,084

United Kingdom - 4.7%
Custodian Property Income Reit PLC	21,547	25,074
Picton Property Income Ltd.	13,032	14,843
Target Healthcare REIT PLC	23,614	33,636
Tritax Big Box REIT PLC	99,785	226,345
UNITE Group PLC	12,519	97,237
		397,135

United States - 77.6% (a)
Alexander & Baldwin, Inc.	523	10,847
American Healthcare REIT, Inc.	3,653	171,362
American Homes 4 Rent - Class A	2,520	78,926
Apple Hospitality REIT, Inc.	2,700	31,428
AvalonBay Communities, Inc.	2,229	396,026
Camden Property Trust	291	31,734
CareTrust REIT, Inc.	5,612	209,552
CubeSmart	2,784	104,484
Digital Realty Trust, Inc.	3,617	600,241
EastGroup Properties, Inc.	1,157	210,158
Equity LifeStyle Properties, Inc.	3,011	190,205
Equity Residential	6,180	385,138
Essex Property Trust, Inc.	812	204,518
First Industrial Realty Trust, Inc.	1,503	87,219
Invitation Homes, Inc.	7,240	193,525
Lineage, Inc.	1,516	54,136
Mid-America Apartment Communities, Inc.	104	13,967
Prologis, Inc.	6,746	880,758
Regency Centers Corp.	242	17,635
Rexford Industrial Realty, Inc.	3,225	130,709
Sila Realty Trust, Inc.	636	15,487
Simon Property Group, Inc.	4,329	828,181
STAG Industrial, Inc.	464	17,405
Sun Communities, Inc.	1,833	233,579
Tanger, Inc.	2,630	86,054
Terreno Realty Corp.	2,497	153,665
Ventas, Inc.	3,814	296,233
Welltower, Inc.	4,753	895,275
		6,528,447
TOTAL COMMON STOCKS (Cost $7,451,991)		8,180,413

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 2.0%	Shares	Value
First American Government Obligations Fund - Class X, 3.61% (b)	171,698	171,698
TOTAL MONEY MARKET FUNDS (Cost $171,698)		171,698

TOTAL INVESTMENTS - 99.2% (Cost $7,623,689)		8,352,111
Other Assets in Excess of Liabilities - 0.8%		64,632
TOTAL NET ASSETS - 100.0%		$8,416,743

Percentages are stated as a percent of net assets.

PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting such country or region.

(b)	The rate shown represents the 7-day annualized yield as of January 31, 2026.

Summary of Fair Value Disclosure as of January 31, 2026 (Unaudited)

ETFB Green SRI REITs ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$8,180,413	$–	$–	$8,180,413
Money Market Funds	171,698	–	–	171,698
Total Investments	$8,352,111	$–	$–	$8,352,111

Refer to the Schedule of Investments for further disaggregation of investment categories.